Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Right-of use assets

Right-of-use assets consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Buildings	13,154	12,849
Laboratory equipment	—	284
Vehicles	107	116
IT and telecommunication	71	59
Other assets	—	—
Total	13,332	13,308

Details of Lease liabilities

Lease liabilities consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Lease liabilities – current	2,851	2,604
Lease liabilities – non-current	13,352	12,798
Total	16,203	15,402

Summary of expenses related to right-of-use assets and lease liabilities

Expenses related to right-of-use assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation expenses of right-of-use assets	2024	2023	2022
	(Euros in thousands)
Buildings	(3,213)	(3,265)	(3,151)
Laboratory equipment	(115)	(360)	(277)
Vehicles	(64)	(72)	(66)
IT and telecommunication	(25)	(26)	(103)
Other assets	—	—	(23)
Total	(3,417)	(3,723)	(3,620)
Interest expenses from leases	(886)	(801)	(613)
Expenses relating to short-term leases	—	(1,548)	(144)
Expenses relating to low-value assets	(85)	(86)	(46)